Leases (Notes)	12 Months Ended
Sep. 30, 2016
Leases [Abstract]
LEASES
LEASES

Certain administrative and production facilities and equipment are leased under long-term agreements. Most leases contain renewal options for varying periods, and certain leases include options to purchase the leased property during or at the end of the lease term. Leases generally require the Company to pay for insurance, taxes and maintenance of the property. Leased capital assets for continuing operations included in net property, plant and equipment, primarily buildings and improvements, were $23 million and $24 million at September 30, 2016 and 2015, respectively.

Other facilities and equipment are leased under arrangements that are accounted for as operating leases. Total rental expense for continuing and discontinued operations for the fiscal years ended September 30, 2016, 2015 and 2014 was $402 million, $413 million and $459 million, respectively.

Future minimum capital and operating lease payments and the related present value of capital lease payments for continuing and discontinued operations at September 30, 2016 were as follows (in millions):

	Capital Leases	Operating Leases
2017	$5	$406
2018	4	310
2019	3	227
2020	3	156
2021	3	98
After 2021	12	155
Total minimum lease payments	30	$1,352
Interest	(6)
Present value of net minimum lease payments	$24